Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Managed American Funds Asset Allocation Fund
Supplement dated November 12, 2021
to the Prospectus dated April 30, 2021
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
On November 8, 2021, the NVIT Managed American Funds Asset Allocation Fund (the “Fund”) redeemed its holdings in the American Funds Insurance Series® Asset Allocation Fund and reinvested in multiple underlying series of American Funds® and American Funds Insurance Series®, as described below. Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” beginning on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund consists of two main components. First, a majority of the portfolio, referred to herein as the “Core Sleeve,” operates as a “fund‑of‑funds” that invests in a portfolio of unaffiliated mutual funds that are sponsored by Capital Research and Management CompanySM and are series of American Funds® or American Funds Insurance Series® (the “Underlying Funds”). The portfolio of Underlying Funds is designed for investors seeking both capital appreciation and income. The remainder of the Fund, referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or mutual funds that themselves invest in such securities) or is held in cash. In an attempt to manage the volatility of the Fund’s portfolio over a full market cycle, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and Volatility Overlay is intended to result in a single Fund that is designed to offer an asset allocation investment approach blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility over a full market cycle. The Volatility Overlay may not be successful in reducing volatility, in particular, frequent or short-term volatility with little or no sustained market direction, and it is possible that the Volatility Overlay may result in underperformance or losses greater than if the Fund did not implement the volatility overlay.
The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly. The Fund is intended to be used primarily in connection with guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and is designed to help reduce a contract owner’s exposure to equity investments when equity markets are more volatile. The purpose of the Volatility Overlay is to minimize the costs and risks to Nationwide Life of supporting these guaranteed benefits. Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged.
The Underlying Funds invest directly in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less), as appropriate to their respective investment objectives and strategies. Although certain Underlying Funds may focus on investments in medium- to larger-capitalization companies, the Underlying Funds’ investments are not limited to a particular capitalization size. Certain Underlying Funds may invest in common stocks and other equity securities of issuers domiciled outside the United States and in debt securities of issuers domiciled outside the United States. Additionally, certain Underlying Funds may invest in lower-quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ investment adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser). Such securities are sometimes referred to as “junk bonds.”
The Underlying Funds’ investment adviser uses a system of multiple portfolio counselors in managing each Underlying Fund’s assets. Under this approach, the portfolio of each Underlying Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.
The Underlying Funds rely on the professional judgment of their investment adviser to make decisions about each Underlying Fund’s portfolio investments. The basic philosophy of the Underlying Funds’ investment adviser is to seek to invest in securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Underlying Funds’ investment adviser believes that they no longer represent relatively attractive investment opportunities.
The Fund’s investment adviser allocates Fund assets to the Underlying Funds. Under normal market conditions, the Fund’s investment adviser expects (but is not required) to invest in Underlying Funds that maintain an investment mix falling within the following ranges: 40%‑80% in equity securities, 20%‑50% in debt securities, and 0%‑40% in money market instruments (including cash). As of November 8, 2021, the combined portfolio of Underlying Funds was 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equity, debt and money market securities held by the Underlying Funds varies with market conditions and the Underlying Funds’ investment adviser’s assessment of their relative attractiveness as investment opportunities.
Although the amount of the Fund’s assets allocated to the Core Sleeve was approximately 95% as of November 8, 2021, this amount may fluctuate within a general range of 90%‑100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0%‑10% in inverse correlation with the Core Sleeve, although this amount was approximately 5% as of November 8, 2021. The Fund’s investment adviser generally sells shares of the Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.
The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio over a full market cycle by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or mutual funds that themselves invest in such securities) or holds cash that may be used to meet margin requirements or other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high or stock market values are falling, the Volatility Overlay will typically seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Therefore, even though the Core Sleeve has approximately 40%‑80% of its assets exposed to equity investments, the Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0%‑80%, depending on market conditions.
Nationwide Fund Advisors (“NFA”) is the investment adviser to the Fund and is also responsible for managing the Core Sleeve’s investments in the Underlying Funds. Nationwide Asset Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay.
Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more Underlying Funds). However, the Underlying Funds in which the Fund invests are diversified.
2.	The disclosure following “Fund‑of‑funds risk” in the section entitled “Principal Risks” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:
Fund‑of‑funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s asset allocation to it; (4) Nationwide Fund Advisors’ (the “Adviser”) evaluations and allocation among asset classes and Underlying Funds might be incorrect; and (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or lack thereof) could affect both the level of risk and potential for gain or loss.

NVIT Managed American Funds Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Managed American Funds Asset Allocation Fund
Supplement dated November 12, 2021
to the Prospectus dated April 30, 2021
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
On November 8, 2021, the NVIT Managed American Funds Asset Allocation Fund (the “Fund”) redeemed its holdings in the American Funds Insurance Series® Asset Allocation Fund and reinvested in multiple underlying series of American Funds® and American Funds Insurance Series®, as described below. Effective immediately, the Prospectus is amended as follows:
1.	The information under the heading “Principal Investment Strategies” beginning on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund consists of two main components. First, a majority of the portfolio, referred to herein as the “Core Sleeve,” operates as a “fund‑of‑funds” that invests in a portfolio of unaffiliated mutual funds that are sponsored by Capital Research and Management CompanySM and are series of American Funds® or American Funds Insurance Series® (the “Underlying Funds”). The portfolio of Underlying Funds is designed for investors seeking both capital appreciation and income. The remainder of the Fund, referred to herein as the “Volatility Overlay,” invests in short-term fixed-income securities (or mutual funds that themselves invest in such securities) or is held in cash. In an attempt to manage the volatility of the Fund’s portfolio over a full market cycle, the Fund buys and sells stock index futures, which are derivatives. The Fund’s short-term fixed-income securities and cash may be used to meet margin requirements and other obligations on the Fund’s derivative positions. The combination of the Core Sleeve and Volatility Overlay is intended to result in a single Fund that is designed to offer an asset allocation investment approach blended with a strategy that seeks to mitigate risk and manage the Fund’s volatility over a full market cycle. The Volatility Overlay may not be successful in reducing volatility, in particular, frequent or short-term volatility with little or no sustained market direction, and it is possible that the Volatility Overlay may result in underperformance or losses greater than if the Fund did not implement the volatility overlay.
The level of “volatility” of the Fund’s portfolio reflects the degree to which the value of the Fund’s portfolio may be expected to rise or fall within a period of time. A high level of volatility means that the Fund’s value may be expected to increase or decrease significantly over a period of time. A lower level of volatility means that the Fund’s value is not expected to fluctuate so significantly. The Fund is intended to be used primarily in connection with guaranteed benefits available through variable annuity contracts issued by Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and is designed to help reduce a contract owner’s exposure to equity investments when equity markets are more volatile. The purpose of the Volatility Overlay is to minimize the costs and risks to Nationwide Life of supporting these guaranteed benefits. Although the reduction of equity exposure during periods of higher volatility is designed to decrease the risk of loss to your investment, it may prevent you from achieving higher investment returns. Further, the Fund’s use of leverage in its strategies may cause the Fund’s performance to be more volatile than if the Fund had not been leveraged.
The Underlying Funds invest directly in common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less), as appropriate to their respective investment objectives and strategies. Although certain Underlying Funds may focus on investments in medium- to larger-capitalization companies, the Underlying Funds’ investments are not limited to a particular capitalization size. Certain Underlying Funds may invest in common stocks and other equity securities of issuers domiciled outside the United States and in debt securities of issuers domiciled outside the United States. Additionally, certain Underlying Funds may invest in lower-quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Underlying Funds’ investment adviser or unrated but determined to be of equivalent quality by the Underlying Funds’ investment adviser). Such securities are sometimes referred to as “junk bonds.”
The Underlying Funds’ investment adviser uses a system of multiple portfolio counselors in managing each Underlying Fund’s assets. Under this approach, the portfolio of each Underlying Fund is divided into segments managed by individual counselors who decide how their respective segments will be invested.
The Underlying Funds rely on the professional judgment of their investment adviser to make decisions about each Underlying Fund’s portfolio investments. The basic philosophy of the Underlying Funds’ investment adviser is to seek to invest in securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the Underlying Funds’ investment adviser believes that they no longer represent relatively attractive investment opportunities.
The Fund’s investment adviser allocates Fund assets to the Underlying Funds. Under normal market conditions, the Fund’s investment adviser expects (but is not required) to invest in Underlying Funds that maintain an investment mix falling within the following ranges: 40%‑80% in equity securities, 20%‑50% in debt securities, and 0%‑40% in money market instruments (including cash). As of November 8, 2021, the combined portfolio of Underlying Funds was 65% invested in equity securities, 30% invested in debt securities and 5% invested in money market instruments and cash. The proportion of equity, debt and money market securities held by the Underlying Funds varies with market conditions and the Underlying Funds’ investment adviser’s assessment of their relative attractiveness as investment opportunities.
Although the amount of the Fund’s assets allocated to the Core Sleeve was approximately 95% as of November 8, 2021, this amount may fluctuate within a general range of 90%‑100% of the Fund’s overall portfolio. Similarly, the amount of the Fund’s assets allocated to the Volatility Overlay may fluctuate within a general range of 0%‑10% in inverse correlation with the Core Sleeve, although this amount was approximately 5% as of November 8, 2021. The Fund’s investment adviser generally sells shares of the Underlying Funds in order to meet or change target allocations or in response to shareholder redemption activity.
The Volatility Overlay is designed to manage the volatility of the Fund’s portfolio over a full market cycle by using stock index futures to hedge against stock market risks and/or to increase or decrease the Fund’s overall exposure to equity markets. The Volatility Overlay also invests in short-term fixed-income securities (or mutual funds that themselves invest in such securities) or holds cash that may be used to meet margin requirements or other obligations of the Fund’s futures positions and/or to reduce the Fund’s overall equity exposure. When volatility is high or stock market values are falling, the Volatility Overlay will typically seek to decrease the Fund’s equity exposure by holding fewer stock index futures or by taking short positions in stock index futures. When volatility is low or stock market values are rising, the Volatility Overlay may use stock index futures with the intention of maximizing stock market gains. These strategies may expose the Fund to leverage. Therefore, even though the Core Sleeve has approximately 40%‑80% of its assets exposed to equity investments, the Volatility Overlay will be used to increase or decrease the Fund’s overall equity exposure within a general range of 0%‑80%, depending on market conditions.
Nationwide Fund Advisors (“NFA”) is the investment adviser to the Fund and is also responsible for managing the Core Sleeve’s investments in the Underlying Funds. Nationwide Asset Management, LLC, the Fund’s subadviser, is responsible for managing the Volatility Overlay.
Although the Fund seeks to provide diversification across major asset classes, the Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more Underlying Funds). However, the Underlying Funds in which the Fund invests are diversified.
2.	The disclosure following “Fund‑of‑funds risk” in the section entitled “Principal Risks” on page 4 of the Prospectus is deleted in its entirety and replaced with the following:
Fund‑of‑funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other mutual funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the Underlying Funds in which it invests. If one or more Underlying Funds fail to meet their investment objectives, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and Underlying Funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s asset allocation to it; (4) Nationwide Fund Advisors’ (the “Adviser”) evaluations and allocation among asset classes and Underlying Funds might be incorrect; and (5) the Adviser may add or delete Underlying Funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s Underlying Funds or allocation (or lack thereof) could affect both the level of risk and potential for gain or loss.